7. Equity (Details Narrative) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Details Narrative
Common stock to be issued	29,100,000	701,018	798,419
Preferred stock shares authorized	15,000,000	15,000,000	15,000,000
Preferred stock shares issued	122	136	140
Preferred stock shares outstanding	122	136	140